Current and deferred income tax and social contribution - Changes in the balances of deferred taxes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	R$ 1,000,996	R$ 948,075
Constitution	1,431,271	1,257,509
Increase in deferred tax liabilities (assets) through business combination	86,588
Realization	(875,305)	(1,204,588)
Ending Balance	1,643,551	1,000,996
Allowance for credit losses [member] | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	630,817	407,766
Constitution	815,679	784,080
Increase in deferred tax liabilities (assets) through business combination	0
Realization	(630,817)	(561,029)
Ending Balance	815,679	630,817
Provisions for legal and tax matters | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	17,720	12,664
Constitution	24,801	15,814
Increase in deferred tax liabilities (assets) through business combination	0
Realization	(17,690)	(10,758)
Ending Balance	24,831	17,720
Adjustment of financial assets to fair value | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	137,729	312,159
Constitution	430,131	325,587
Increase in deferred tax liabilities (assets) through business combination	0
Realization	(125,087)	(500,017)
Ending Balance	442,773	137,729
Hedge Accounting [Member] | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	0
Constitution	39,187
Increase in deferred tax liabilities (assets) through business combination	0
Realization	0
Ending Balance	39,187	0
Hedge Accounting [Member] | Deferred tax liabilities.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(25,458)	(30,073)
Constitution	(11,357)	(164)
Increase in deferred tax liabilities (assets) through business combination	0
Realization	25,457	4,779
Ending Balance	(11,357)	(25,458)
Other temporary differences | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	82,438	33,668
Constitution	40,854	99,406
Increase in deferred tax liabilities (assets) through business combination	5,195
Realization	(82,438)	(50,636)
Ending Balance	46,049	82,438
Unused tax losses [member] | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	164,831	202,184
Constitution	138,521	45,463
Increase in deferred tax liabilities (assets) through business combination	81,393
Realization	(48,210)	(82,816)
Ending Balance	336,535	164,831
Expected loss on financial instruments - FVTPL | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	0	9,707
Constitution		0
Realization		(9,707)
Ending Balance		0
Deferred tax assets. | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	1,033,535	978,148
Constitution	1,489,173	1,270,350
Increase in deferred tax liabilities (assets) through business combination	86,588
Realization	(904,242)	(1,214,963)
Ending Balance	1,705,054	1,033,535
Receivable from the sale of investments | Deferred tax liabilities.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(7,081)
Constitution	(13,755)
Increase in deferred tax liabilities (assets) through business combination	0
Realization	3,480
Ending Balance	(17,356)	(7,081)
Deferred Income [Member] | Deferred tax liabilities.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	0
Constitution	(32,790)
Increase in deferred tax liabilities (assets) through business combination	0
Realization	0
Ending Balance	(32,790)	0
Capital gains from assets in business combinations [Member] | Deferred tax liabilities.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(7,081)	0
Constitution		(12,677)
Realization		5,596
Ending Balance		(7,081)
Deferred tax liabilities. | Deferred tax liabilities.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(32,539)	(30,073)
Constitution	(57,902)	(12,841)
Increase in deferred tax liabilities (assets) through business combination	0
Realization	28,937	10,375
Ending Balance	R$ (61,503)	R$ (32,539)